Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Mar. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 18,001,171	$ 20,149,806
Restricted cash	13,091,736	12,724,365
Trade receivable	16,920,749	15,824,103
Inventories	18,774,831	16,248,373
Other receivables, net	2,120,851	2,938,049
Advances to suppliers	1,062,427	914,776
Other current assets	768,898	569,544
Total current assets	71,081,644	69,682,362
NON-CURRENT ASSETS
Property and equipment, net	5,011,986	4,906,589
Long-term investment	1,229,785	1,195,261
Farmland assets	652,470	634,153
Long-term deposits	1,041,305	1,119,006
Other noncurrent assets	696,720	682,437
Operating lease right-of-use assets	11,420,641	13,827,360
Intangible assets, net	3,056,938	3,009,922
Total non-current assets	23,109,845	25,374,728
Total assets	94,191,489	95,057,090
CURRENT LIABILITIES
Short-term loan payable	284,998	276,997
Accounts payable	27,241,130	31,630,131
Notes payable	32,689,034	31,676,335
Other payables	1,291,996	2,493,482
Customer deposits	474,677	518,241
Taxes payable	509,234	682,239
Accrued liabilities	399,728	386,395
Current portion of operating lease liabilities	2,659,985	4,862,766
Total current liabilities	67,537,401	74,360,095
Long-term operating lease liabilities	6,532,936	6,403,858
Total liabilities	74,070,337	80,763,953
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares; $0.24 par value; 150,000,000 shares authorized; 6,654,077 and 1,743,362 shares issued and outstanding as of September 30, 2024 and March 31, 2024, respectively	1,596,979	418,407
Preferred shares; $0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of September 30, 2024 and March 31, 2024
Additional paid-in capital	92,868,406	86,413,978
Statutory reserves	1,309,109	1,309,109
Accumulated deficit	(75,784,338)	(73,507,246)
Accumulated other comprehensive income	1,477,869	1,005,762
Total shareholders’ equity attributed to China Jo-Jo	21,468,025	15,640,010
Noncontrolling interests	(1,346,873)	(1,346,873)
Total shareholders’ equity	20,121,152	14,293,137
Total liabilities and shareholders’ equity	94,191,489	95,057,090
Related Party
CURRENT ASSETS
Due from related parties	340,981	313,346
CURRENT LIABILITIES
Other payables - related parties	$ 1,986,619	$ 1,833,509